Cover	Mar. 03, 2025
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On March 7, 2025, NewHold Investment Corp III (the “Company”) filed a Current Report on Form 8-K (the “Original Filing”) disclosing the closing of the Company’s initial public offering (the “IPO”) and providing an audited balance sheet as of March 3, 2025 reflecting the receipt of the proceeds from the IPO and the related private placement.
Document Period End Date	Mar. 03, 2025
Entity File Number	001-42541
Entity Registrant Name	NewHold Investment Corp III
Entity Central Index Key	0002043699
Entity Tax Identification Number	32-0781832
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	52 Vanderbilt Avenue
Entity Address, Address Line Two	Suite 2005
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017
City Area Code	212
Local Phone Number	653-0153
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share and one-half of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one-half of one redeemable warrant
Trading Symbol	NHICU
Security Exchange Name	NASDAQ
Class A ordinary shares, par value $0.0001 per share
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	NHIC
Security Exchange Name	NASDAQ
Warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50 per share
Title of 12(b) Security	Warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50 per share
Trading Symbol	NHICW
Security Exchange Name	NASDAQ